Structured Entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of information about structured entities [line items]
Assets	¥ 235,024,987	¥ 212,158,463
Unconsolidated structured entities [Member]
Disclosure of information about structured entities [line items]
Income from sponsored unconsolidated structured entities	36,823	39,734
Assets transferred to sponsored unconsolidated structured entities	2,777,918	813,442
Asset backed commercial paper conduits [Member]
Disclosure of information about structured entities [line items]
Assets	786,433	726,070
Notional amounts of liquidity and credit enhancement facilities	¥ 1,226,930	¥ 1,275,529